Reporting entity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Schedule of Significant Subsidiaries
The following are the significant subsidiaries in the Group included within these consolidated financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2020	2019
Avianca Ecuador S.A.	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	U.S.	100%	100%
Avianca Leasing, LLC.	U.S.	100%	100%
Grupo Taca Holdings Limited.	Bahamas	100%	100%
Latin Airways Corp.	Panamá	100%	100%
LifeMiles Ltd.	Bermuda	89.90%	70%
Avianca Costa Rica S.A.	Costa Rica	92.42%	92.42%
Taca International Airlines, S.A.	El Salvador	96.83%	96.83%
Tampa Cargo Logistics, Inc.	U.S.	100%	100%
Tampa Cargo S.A.S.	Colombia	100%	100%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Regional Express Américas S.A.S.	Colombia	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

Schedule of Total Fleet Consisting
As of December 31, 2020, and 2019, Avianca Holdings S.A. had a total fleet consisting of:

	December 31, 2020			December 31, 2019
Aircraft	Owned/ Financial Lease	Operating Lease (1)	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-319	23	2	25	23	4	27
Airbus A-320	22	33	55	31	26	57
Airbus A-320 NEO	3	7	10	3	7	10
Airbus A-321	5	6	11	7	6	13
Airbus A-321 NEO	—	2	2	—	2	2
Airbus A-330	1	6	7	3	7	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F	3	—	3	5	—	5
Boeing 787-8	8	5	13	8	5	13
Boeing 787-9	—	1	1	—	1	1
ATR-72	11	—	11	15	—	15
Boeing 767F	2	—	2	2	—	2
Embraer E-190	—	—	—	10	—	10

	84	62	146	113	58	171

Turbo leasing company Ltd and Aerotaxis La Costea SA [member]
Disclosure of subsidiaries [line items]
Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss
The following is the summary of the movements in the consolidated financial statements due to the sale and the corresponding loss of control of Turbo Leasing Company Ltd. and Aerotaxis La Costeña S.A.

	Turboprop Leasing Company Ltd.	Aerotaxis La Costeña S.A.	Total Sale
Cash amount in the company	$8,876	$2,889	$11,765
Amount of company assets, without cash	28,632	6,928	35,560
Amount of liabilities in the company	(19,507)	(3,729)	(23,236)

Total net assets of the subsidiary	18,001	6,088	24,089
Noncontrolling interest	(5,769)	(1,943)	(7,712)

Participation of GTH / Nicaragüense de Aviación	$12,232	$4,145	$16,377

Consideration received in cash	6,425	4,465	10,890

Loss / gain on sale of subsidiaries	$(5,807)	$320	$(5,487)

Getcom Intl Investments SL [member]
Disclosure of subsidiaries [line items]
Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss
The following is a summary of the movements in the financial statements due to the sale and the corresponding loss of control of Getcom Int’l Investments S.L:

Cash amount at Getcom Int’l Investments S.L.	$1,764
Amount of assets of Getcom Int’l Investments S.L., without cash	20,561
Amount of liabilities at Getcom Int’l Investments S.L.	(6,980)

Total net assets of the subsidiary	$15,345
noncontrolling interest	(7,674)

AVH participation	7,671

Consideration Received:
Part of the consideration consisting of cash	18,000
Part of the consideration consisting of accounts receivable	250

Fair value of the consideration received	$18,250

Gain on sale of subsidiary	$10,579

Avianca Peru S.A. [member]
Disclosure of subsidiaries [line items]
Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss
The following is the summary of the movements in the consolidated financial statements due to the liquidation and the corresponding loss of control of
Avianca Perú S.A.

Avianca Perú S.A.
Cash amount in the company	$1,778
Amount of company assets, without cash	36,768
Amount of liabilities in the company	(12,325)

Total net assets of the subsidiary	26,221

Loss on liquidation of subsidiary	$26,221